Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0001938570
Registrant Name	Blue Laser Fusion, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES